SCHEDULE OF RECONCILIATION HONG KONG STATUTORY RATE AND EFFECTIVE TAX RATE (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Profit loss before income taxes	$ (3,432,452)	$ (192,862)
Hong Kong Profits Tax rate	8.25%	8.25%
Income taxes computed at Hong Kong Profits Tax rate	$ (283,177)	$ (15,911)
Reconciling items:
Change in valuation allowance	283,177	15,911
Income tax expense